Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 26,188	$ 27,586
Transferred to assets held for sales (Note 17)	(1,504)
Amortisation for year	2,165	1,829	$ 1,701
Impairment	683	491	45
Ending balance	21,959	26,188	27,586
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	47,460	46,011	40,132
Additions through business combinations (Note 25)			7,307
Additions - separately acquired	513	441	898
Transferred to assets held for sales (Note 17)	(2,486)
Disposals	(646)	(378)	(495)
Exchange and other adjustments	(1,340)	1,386	(1,831)
Ending balance	43,501	47,460	46,011
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(21,272)	(18,425)	(17,486)
Amortisation for year	2,165	1,829	1,701
Impairment	683	491	45
Disposals	(307)	71	164
Exchange and other adjustments	(767)	598	(643)
Ending balance	21,542	(21,272)	(18,425)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	25,255	26,508
Transferred to assets held for sales (Note 17)	(1,504)
Amortisation for year	2,016	1,627	1,454
Impairment	683	488	43
Ending balance	21,229	25,255	26,508
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	42,913	41,603	35,318
Additions through business combinations (Note 25)			7,307
Additions - separately acquired	476	397	789
Transferred to assets held for sales (Note 17)	(2,486)
Disposals	(630)	(249)	(339)
Exchange and other adjustments	(1,137)	1,162	(1,472)
Ending balance	39,136	42,913	41,603
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(17,658)	(15,095)	(14,104)
Amortisation for year	2,016	1,627	1,454
Impairment	683	488	43
Disposals	(294)	19	25
Exchange and other adjustments	(652)	467	(481)
Ending balance	17,907	(17,658)	(15,095)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	632	744
Amortisation for year	69	118	162
Impairment	95	51	1
Ending balance	491	632	744
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,636	2,580	2,795
Additions - separately acquired		7	32
Disposals		(67)	(15)
Exchange and other adjustments	(110)	116	(232)
Ending balance	2,526	2,636	2,580
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,004)	(1,836)	(1,773)
Amortisation for year	69	118	162
Impairment			1
Disposals			15
Exchange and other adjustments	(38)	50	(85)
Ending balance	2,035	(2,004)	(1,836)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	301	334
Amortisation for year	80	84	85
Impairment		3	1
Ending balance	239	301	334
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,911	1,828	2,019
Additions - separately acquired	37	37	77
Disposals	(16)	(62)	(141)
Exchange and other adjustments	(93)	108	(127)
Ending balance	1,839	1,911	1,828
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,610)	(1,494)	(1,609)
Amortisation for year	80	84	85
Impairment		3	1
Disposals	(13)	52	124
Exchange and other adjustments	(77)	81	(77)
Ending balance	$ 1,600	$ (1,610)	$ (1,494)